Fair Value (Losses (Gains) Recorded as a Result of Changes in Fair Value Measured on a Nonrecurring Basis) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	¥ 78,416	¥ 390,013
Impairment of assets held for sale	134,141	0	¥ 0
Disposal group, disposed of by sale, not discontinued operations
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	3,165	0
Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Impairment of assets held for sale	134,141
Investment securities
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	1,232	(16,522)
Loans
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	30,638	116,849
Loans | Loans held for sale
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	1,893	959
Loans | Loans held for sale | Disposal group, disposed of by sale, not discontinued operations
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	3,165	0
Loans | Collateral dependent loans
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	28,745	115,890
Premises and equipment
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	5,701	11,548
Intangible assets
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	10,412	19,200
Goodwill
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	0	147,564
Other assets
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	27,268	111,374
Other assets | Investments in equity method investees
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	6,949	53,758
Loans held for sale
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	¥ 20,319	¥ 57,616